Mezzanine Equity	12 Months Ended
Dec. 31, 2021
Temporary Equity [Line Items]
Mezzanine Equity
20.	MEZZANINE EQUITY

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance as of January 1	—	1,056,237	165,747
Business combinations (Note 19)	1,056,237	—	—
Accretion of mezzanine equity	—	411,792	64,619

Balance as of December 31	1,056,237	1,468,029	230,366

Pursuant to the agreement that was entered into between the Company and TTP (Note 19), after the second closing and conversion of CB, the Company held
 51.00%
of TTP’s equity interest on as-converted basis.
As of December 31, 2020 and 2021, TTP had issued
142,196,089
and 142,196,089 preferred shares, respectively, to certain shareholders (including
80,340,268
shares held by one subsidiary of the Company and eliminated in consolidated financial statements), which could be converted into ordinary shares or redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of TTP. Therefore, these preferred shares were accounted for as convertible redeemable noncontrolling interests.